LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
SCHEDULE OF BALANCE SHEET CLASSIFICATION

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet	December 31,
	Classification	2022	2021
Assets		(in thousands)
Operating leases	Right-of-use assets	$1,816	$2,077
Finance leases	Right-of-use assets	8,614	14,282
Total assets		$10,430	$16,359

Liabilities
Current liabilities
Operating leases	Current portion of long-term debt	$621	$685
Finance leases	Current portion of long-term debt	1,380	2,318
Total current liabilities		2,001	3,003
Noncurrent liabilities
Operating leases	Long-term debt	665	1,529
Finance leases	Long-term debt	235	2,923
Total noncurrent liabilities		900	4,452
Total liabilities		$2,901	$7,455

SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES	The weighted-average discount rates for the Company’s leases were as follows:
	December 31,
	2022	2021
Operating leases	5.0%	5.0%
Finance leases	6.1%	6.2%

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM	The weighted-average remaining lease term of the Company’s leases were as follows:
	December 31,
	2022	2021
Operating leases	6.4 years	6.6 years
Finance leases	0.8 years	2.0 years

SCHEDULE OF LEASE EXPENSE

The components of lease expense for the years ended December 31, 2022, 2021, and 2020 were as follows:

	December 31,
	2022	2021	2020
	(in thousands)
Operating lease cost	$987	$707	$674
Finance lease cost:
Amortization of right-of-use assets	470	466	509
Interest on lease liabilities	190	446	655
Total lease cost	$1,647	$1,619	$1,838

SCHEDULE OF FUTURE OF LEASE LIABILITIES

As of December 31, 2022, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
2023	672	1,662
2024	201	155
2025	84	36
2026	56	17
2027	55	5
Thereafter	406	-
Total lease payments	1,474	1,875
Less: Interest	(188)	(260)
Present value of lease liabilities	$1,286	$1,615

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases for the years ended December 31, 2022, 2021 and 2020 were as follows:

	December 31,
	2022	2021	2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$987	$707	$674
Operating cash flows used for finance leases	$470	$466	$509
Financing cash flows used for finance leases	$190	$446	$655